Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		¥ 50,636	¥ 10,935	¥ 9,935
Disposal	[1]	(13,658)
Addition			28,000
Effect of currency translation adjustment		551	(1,129)
The change in fair value of the investment		34,930	12,830	1,000
Fair value of Level 3 investments, Ending Balance		72,459	50,636	10,935
Shanghai Kuailaimai Information and Technology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		15,847	10,935	9,935
The change in fair value of the investment		(1,588)	4,912	1,000
Fair value of Level 3 investments, Ending Balance		14,259	15,847	¥ 10,935
iSNOB Holding Limited
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		20,768
Addition			18,000
Effect of currency translation adjustment		1,470	(1,129)
The change in fair value of the investment		16,140	3,897
Fair value of Level 3 investments, Ending Balance		38,378	20,768
Shanghai Huzan Information and Technology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		14,021
Disposal	[1]	(13,658)
Addition			10,000
Effect of currency translation adjustment		(919)
The change in fair value of the investment		20,378	4,021
Fair value of Level 3 investments, Ending Balance		¥ 19,822	¥ 14,021

[1]	This included reclassification adjustment of the unrealized security holding gains of RMB9,393 in connection with the disposed portion as of the disposal date for gains included in net loss.